Equity Method Investments	12 Months Ended
Dec. 31, 2017
Equity Method Investments [Abstract]
Disclosure of investments accounted for using equity method [text block]

Equity Method Investments

Investments in associates and jointly controlled entities are accounted for using the equity method of accounting.

The Group holds interests in 77 (2016: 92) associates and 13 (2016: 14) jointly controlled entities. There are no individually material investments in associates and joint ventures.

Aggregated financial information on the Group’s share in associates and joint ventures that are individually immaterial

in € m.	Dec 31, 2017	Dec 31, 2016
Carrying amount of all associates that are individually immaterial to the Group	866	1,027
Aggregated amount of the Group's share of profit (loss) from continuing operations	141	183
Aggregated amount of the Group's share of post-tax profit (loss) from discontinued operations	0	0
Aggregated amount of the Group's share of other comprehensive income	(36)	11
Aggregated amount of the Group's share of total comprehensive income	105	194